Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
Takeda recognized the following impairment losses, which are reflected as follows, in the consolidated statements of profit or loss:

	JPY (millions) For the Year Ended March 31
	2018	2019	2020
Cost of sales	¥(365)	¥(35)	¥(29)
Selling, general and administrative expenses	—	(354)	(469)
Research and development expenses	—	(41)	(293)
Other operating expenses	(13,855)	(191)	(19,224)
Total	¥(14,220)	¥(621)	¥(20,015)

	JPY (millions)
Acquisition cost	Buildings and structures	Machinery and vehicles	Tools, furniture, and fixtures	Land	Construction in progress	Total
As of April 1, 2018	¥548,329	¥408,745	¥106,551	¥70,089	¥57,684	¥1,191,398
Additions	123,099	12,974	7,374	383	44,564	188,394
Acquisitions through business combinations (Note31)	282,280	246,123	26,967	46,117	100,724	702,211
Transfers	42,353	9,511	3,055	(11,519)	(55,388)	(11,988)
Disposals and other decreases	(35,073)	(23,933)	(10,132)	(3,397)	(374)	(72,909)
Reclassification to assets held for sale (Note 19)	(2,272)	(167)	(9,784)	(69)	—	(12,292)
Foreign currency translation differences	1,819	(2,580)	(1,270)	125	(2,618)	(4,524)
Other	(3,490)	(1,699)	(625)	(921)	(2,033)	(8,768)
As of March 31, 2019	¥957,045	¥648,974	¥122,136	¥100,808	¥142,559	¥1,971,522
Adoption of IFRS 16 (Note2)	187,986	11,222	48	—	—	199,256
As of April 1, 2019	¥1,145,031	¥660,196	¥122,184	¥100,808	¥142,559	¥2,170,778
Additions	23,745	11,548	10,269	2,290	93,097	140,949
Transfers	(35,993)	23,232	8,153	11	(57,826)	(62,423)
Disposals and other decreases	(14,354)	(10,391)	(9,374)	—	(195)	(34,314)
Reclassification to assets held for sale (Note 19)	(26,786)	(7,042)	(296)	(3,465)	(45,286)	(82,875)
Foreign currency translation differences	(18,979)	(16,990)	(4,012)	(3,015)	(4,726)	(47,722)
Other	(661)	(861)	1,930	—	(677)	(269)
As of March 31, 2020	¥1,072,003	¥659,692	¥128,854	¥96,629	¥126,946	¥2,084,124

Accumulated depreciation and accumulated impairment losses
As of April 1, 2018	¥(254,699)	¥(309,759)	¥(86,988)	¥(395)	¥(2,756)	¥(654,597)
Depreciation expenses	(24,261)	(29,888)	(9,169)	—	—	(63,318)
Impairment losses	(355)	(151)	(72)	—	(43)	(621)
Transfers	(1,269)	374	895	—	—	—
Disposals and other decreases	27,045	23,225	9,953	—	—	60,223
Reclassification to assets held for sale (Note 19)	1,109	168	9,342	—	—	10,619
Foreign currency translation differences	1,203	3,535	831	21	9	5,599
Other	1,079	1,179	246	—	—	2,504
As of March 31, 2019	¥(250,148)	¥(311,317)	¥(74,962)	¥(374)	¥(2,790)	¥(639,591)
Depreciation expenses	(60,570)	(58,860)	(19,324)	—	—	(138,754)
Impairment losses	(18,057)	(710)	(647)	(601)	—	(20,015)
Transfers	37,101	3,931	882	—	—	41,914
Disposals and other decreases	3,842	7,816	8,835	—	—	20,493
Reclassification to assets held for sale (Note 19)	17,600	5,158	252	—	—	23,010
Foreign currency translation differences	7,427	6,856	2,449	15	8	16,755
Other	(439)	1,491	(2,618)	—	—	(1,566)
As of March 31, 2020	¥(263,244)	¥(345,635)	¥(85,133)	¥(960)	¥(2,782)	¥(697,754)

	JPY (millions)
Carrying amount	Buildings and structures	Machinery and vehicles	Tools, furniture, and fixtures	Land	Construction in progress	Total
As of April 1, 2018	¥293,630	¥98,986	¥19,563	¥69,694	¥54,928	¥536,801
As of March 31, 2019	706,897	337,657	47,174	100,434	139,769	1,331,931
As of March 31, 2020	808,759	314,057	43,721	95,669	124,164	1,386,370
Leases
Property, plant and equipment includes assets held under finance leases applying the previous standard IAS 17. The carrying amounts of these assets are as follows:

	JPY (millions)
	Buildings and structures	Machinery and vehicles	Tools, furniture, and fixtures	Total
As of April 1, 2018	¥55,941	¥1,523	¥330	¥57,794
As of March 31, 2019	179,668	1,331	220	181,219

Disclosure of quantitative information about right-of-use assets
The changes in acquisition cost of property, plant and equipment for the year ended March 31, 2020 include the following changes in ROU assets:

	JPY (millions)
Acquisition cost of ROU Assets	Buildings and structures	Machinery and vehicles	Tools, furniture, and fixtures	Total
As of April 1, 2019	¥396,824	¥15,981	¥864	¥413,669
Additions	16,077	2,211	93	18,381
Disposals and other decreases	(11,666)	(3,329)	(239)	(15,234)
Reclassification to assets held for sale (Note 19)	(1,545)	(47)	—	(1,592)
Foreign currency translation differences	(1,604)	(503)	(2)	(2,109)
Other	355	(345)	2	12
As of March 31, 2020	¥398,441	¥13,968	¥718	¥413,127
The changes in accumulated depreciation and accumulated impairment losses for the year ended March 31, 2020 include the following changes in accumulated depreciation and accumulated impairment loss related to ROU assets:

	JPY (millions)
Accumulated depreciation and accumulated impairment losses of ROU Assets	Buildings and structures	Machinery and vehicles	Tools, furniture, and fixtures	Total
As of April 1, 2019	¥(29,169)	¥(3,428)	¥(596)	¥(33,193)
Depreciation expenses	(32,422)	(4,214)	(147)	(36,783)
Impairment losses	(1,831)	—	(6)	(1,837)
Disposals and other decreases	1,665	1,118	233	3,016
Reclassification to assets held for sale (Note 19)	1,375	—	—	1,375
Foreign currency translation differences	1,011	162	1	1,174
Other	137	3	(1)	139
As of March 31, 2020	¥(59,234)	¥(6,359)	¥(516)	¥(66,109)

The carrying amount of property, plant and equipment includes the carrying amount of following ROU Assets:

	JPY (millions)
Carrying amount of ROU Assets	Buildings and structures	Machinery and vehicles	Tools, furniture, and fixtures	Total
As of March 31, 2020	¥339,207	¥7,609	¥202	¥347,018

Disclosure of additional information about leasing activities for lessee
Takeda recognized expenses related to leases not included in the measurement of the lease liabilities as follows:

JPY (millions) For the Year Ended March 31
2020
Expense relating to short-term leases	¥5,772
Expense relating to leases of low-value assets that are not short-term leases expenses	1,560
Expense relating to variable lease payments	8,172
Total expenses not included in lease liabilities	¥15,504
Takeda is the lessee under several operating leases, primarily for office and other facilities, and certain office equipment. Future minimum lease payments by maturity under non-cancellable operating leases that have initial or remaining lease terms in excess of one year are as follows:

JPY (millions) As of March 31, 2019
Within one year	¥31,172
Between one and five years	91,105
More than five years	111,301
Total	¥233,578
Rent expense for operating lease contracts and sublease income recognized in profit or loss are as follows:

	JPY (millions) For the Year Ended March 31
	2018	2019
Rent expense	¥21,384	¥27,444
Sublease income	(2,493)	(3,579)
Total	¥18,891	¥23,865